Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Distribution expenses	(84.7)	(85.3)	(167.9)	(164.9)
Selling expenses	(81.1)	(60.8)	(151.6)	(121.5)
Marketing expenses	(118.8)	(89.7)	(228.0)	(170.5)
Share-based compensation	(12.2)	(10.9)	(33.5)	(25.5)
General and administrative expenses	(139.5)	(121.3)	(272.2)	(243.9)
Selling, general and administrative expenses	(436.3)	(368.0)	(853.2)	(726.3)